S. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related parties activities

The Company had the following related parties’ activities with its shareholders:

	2013	2012	2011
	(in thousands)
Interest expense	$–	$36	$176
Consulting service fees	35	41	150
Note payable	–	–	910
Interest payable	–	–	122